Note 14 - Lease Obligations - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Note 14 - Lease Obligations - Supplemental Cash Flow Information Related to Leases (Details)
Operating leases	$ 8,530	$ 12,284
Equipment finance leases	$ 1,135	$ 1,069